CHANGES IN ACCOUNTING POLICIES - Disclosure of operating lease obligation (Details) - IFRS 16 [Member] - CAD ($)	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating lease obligations		$ 830,425
Low value lease	$ 3,390
Effect from discounting at the incremental borrowing rate as at January 1, 2019	181,983
Lease liability due to initial application of IFRS 16	$ 645,052